Business combinations and disposals - Purchase Price Allocation (Details) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Sep. 01, 2021 USD ($)	Aug. 03, 2021 USD ($)	Aug. 03, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Nov. 02, 2020 USD ($)	Nov. 02, 2020 EUR (€)
Assets
Cash	$ 60,169
Segregated funds	144,371
Trade and other receivables	11,633
Prepaid expenses	280
Property and equipment	617
Processor deposits	1,385
Other non-current assets	1,109
Trademarks	2,618
Technologies	147,198
Partner and merchant relationships	122,232
Goodwill	172,472
Deferred tax assets	24
Assets	664,108
Liabilities
Trade and other payables	(14,740)
Other current liabilities	(1,763)
Due to merchants	(144,371)
Income taxes payable	(10,399)
Deferred tax liabilities	(29,122)
Other non-current liabilities	(1,499)
Net assets acquired	462,214
Total consideration
Cash paid	447,823
Equity issuance	11,387
Contingent consideration	3,004
Total	$ 462,214
Base
Assets
Cash					$ 744
Segregated funds					122,139
Trade and other receivables					6,860
Prepaid expenses					42
Property and equipment					160
Processor deposits					1,385
Other non-current assets					0
Trademarks					2,396
Technologies					8,809
Partner and merchant relationships					47,232
Goodwill					32,109
Deferred tax assets					0
Assets					221,876
Liabilities
Trade and other payables					(7,059)
Other current liabilities					0
Due to merchants					(122,139)
Income taxes payable					0
Deferred tax liabilities					0
Other non-current liabilities					0
Net assets acquired					92,678
Total consideration
Cash paid					89,674
Equity issuance					0
Contingent consideration					3,004
Total					$ 92,678
Mazooma
Assets
Cash			$ 5,369
Segregated funds			18,506
Trade and other receivables			809
Prepaid expenses			238
Property and equipment			0
Processor deposits			0
Other non-current assets			0
Trademarks			0
Technologies			22,076
Partner and merchant relationships			15,158
Goodwill			28,069
Deferred tax assets			0
Assets			90,225
Liabilities
Trade and other payables			(290)
Other current liabilities			(1,763)
Due to merchants			(18,506)
Income taxes payable			(5,565)
Deferred tax liabilities			(9,598)
Other non-current liabilities			0
Net assets acquired			54,503
Total consideration
Cash paid			43,116	$ 54,063
Equity issuance			11,387	14,278
Contingent consideration			0
Total			$ 54,503	$ 68,342
Simplex
Assets
Cash		$ 52,832
Segregated funds		3,632
Trade and other receivables		3,641
Prepaid expenses		0
Property and equipment		428
Processor deposits		0
Other non-current assets		0
Trademarks		0
Technologies		105,435
Partner and merchant relationships		55,422
Goodwill		103,098
Deferred tax assets		24
Assets		324,512
Liabilities
Trade and other payables		(6,104)
Other current liabilities		0
Due to merchants		(3,632)
Income taxes payable		(4,678)
Deferred tax liabilities		(19,524)
Other non-current liabilities		0
Net assets acquired		290,574
Total consideration
Cash paid		290,574
Equity issuance		0
Contingent consideration		0
Total		290,574
Paymentez
Assets
Cash		1,224
Segregated funds		94
Trade and other receivables		323
Prepaid expenses		0
Property and equipment		29
Processor deposits		0
Other non-current assets		1,109
Trademarks		222
Technologies		10,878
Partner and merchant relationships		4,420
Goodwill		9,196
Deferred tax assets		0
Assets		27,495
Liabilities
Trade and other payables		(1,287)
Other current liabilities		0
Due to merchants		(94)
Income taxes payable		(156)
Deferred tax liabilities		0
Other non-current liabilities		(1,499)
Net assets acquired		24,459
Total consideration
Cash paid		24,459
Equity issuance		0
Contingent consideration		0
Total		$ 24,459
Smart2Pay
Assets
Cash						$ 14,390
Segregated funds						25,534
Trade and other receivables						89
Prepaid expenses						88
Other assets						96
Property and equipment						276
Right-of-use asset						95
Technologies						63,093
Partner and merchant relationships						103,503
Goodwill						198,439
Assets						405,603
Liabilities
Trade and other payables						(1,026)
Due to merchants						(25,534)
Lease liabilities						(97)
Income taxes payable						(631)
Deferred tax liabilities						(41,650)
Net assets acquired						336,665
Total consideration
Cash paid						81,927	€ 70,900
Equity issuance						254,738
Total						$ 336,665